Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 24, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total For CEO (1)	Compensation Actually Paid to CEO (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (“TSR”)	Net Loss (4)
2025	1,151,668	737,825	653,273	383,145	64.85	(35,746,000)
2024	1,106,261	834,597	641,280	519,354	42.70	(23,573,000)
2023	1,325,451	778,260	672,387	401,532	40.42	(2,733,000)

Named Executive Officers, Footnote	The CEO in 2025, 2024 and 2023 was Mr. Mowbray.Non-CEO NEOs in 2025, 2024, and 2023 were Mr. Millage and Mr. Bekke.
PEO Total Compensation Amount	$ 1,151,668	$ 1,106,261	$ 1,325,451
PEO Actually Paid Compensation Amount	$ 737,825	834,597	778,260
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid in the above table.

	CEO			Non-CEO NEOs
	2025	2024	2023	2025	2024	2023
Total Compensation as reported in the Summary Compensation Table (“SCT”)	1,151,668	1,106,261	1,325,451	653,273	641,280	672,387
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(274,832)	(184,590)	(268,050)	(114,515)	(80,842)	(127,500)
Increase (decrease) for Fair Value of Awards Granted during year that Remain Unvested as of Year End	(26,755)	—	(103,200)	(22,295)	—	(49,089)
Increase (decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(68,670)	(62,324)	(170,541)	(78,833)	(34,025)	(93,105)
Increase (decrease) for Change in Fair Value from Prior-year to Vesting Date of Awards Granted Prior to year that Vested during year	(43,586)	(24,750)	(5,400)	(54,485)	(7,059)	(1,161)
Compensation Actually Paid (“CAP”)	737,825	834,597	778,260	383,145	519,354	401,532

Non-PEO NEO Average Total Compensation Amount	$ 653,273	641,280	672,387
Non-PEO NEO Average Compensation Actually Paid Amount	$ 383,145	519,354	401,532
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid in the above table.

	CEO			Non-CEO NEOs
	2025	2024	2023	2025	2024	2023
Total Compensation as reported in the Summary Compensation Table (“SCT”)	1,151,668	1,106,261	1,325,451	653,273	641,280	672,387
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(274,832)	(184,590)	(268,050)	(114,515)	(80,842)	(127,500)
Increase (decrease) for Fair Value of Awards Granted during year that Remain Unvested as of Year End	(26,755)	—	(103,200)	(22,295)	—	(49,089)
Increase (decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(68,670)	(62,324)	(170,541)	(78,833)	(34,025)	(93,105)
Increase (decrease) for Change in Fair Value from Prior-year to Vesting Date of Awards Granted Prior to year that Vested during year	(43,586)	(24,750)	(5,400)	(54,485)	(7,059)	(1,161)
Compensation Actually Paid (“CAP”)	737,825	834,597	778,260	383,145	519,354	401,532

Compensation Actually Paid vs. Total Shareholder Return	The graph below shows the relationship between CAP and the Company’s total stockholder return.
Compensation Actually Paid vs. Net Income	The graph below shows the relationship between CAP and the Company’s net loss.
Total Shareholder Return Amount	$ 64.85	42.70	40.42
Net Income (Loss)	$ (35,746,000)	$ (23,573,000)	$ (2,733,000)
PEO Name	Mr. Mowbray	Mr. Mowbray	Mr. Mowbray
Additional 402(v) Disclosure	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO and Non-CEO NEO’s.The amounts reported in this column represent net (loss) income reflected in our audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (274,832)	$ (184,590)	$ (268,050)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,755)	0	(103,200)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,670)	(62,324)	(170,541)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,586)	(24,750)	(5,400)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,515)	(80,842)	(127,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,295)	0	(49,089)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,833)	(34,025)	(93,105)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (54,485)	$ (7,059)	$ (1,161)